Share-Based Compensation - Additional information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) Awards shares	Dec. 31, 2018 ¥ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Weighted Average Grant Date Fair Value per Share | ¥ / shares				¥ 4.93		¥ 1.86
Number of option in grants				82,665,350	82,665,350	83,521,862
Weighted Average exercise price of grants | ¥ / shares				¥ 0.51		¥ 0.31
Total grant date fair value of options vested | ¥						¥ 58,213
Number of shares transferred			44,142,283
Transfer Price | $ / shares											$ 0.12
Share-based compensation expense				¥ 226,161	$ 35,490	¥ 227,828		¥ 27,996
Common Stock, Shares, Issued						1,203,526,000	1,203,526,000
Share based compensation expense | ¥			¥ 55,837
Reclassified of awards from liability to equity | ¥	¥ 68,567			283,291		¥ 169,359		24,866
Reclassified of awards from liability to equity | ¥				¥ 67,505
Restricted Stock [Member]
Weighted Average Grant Date Fair Value per Share | ¥ / shares									¥ 0.20
No repurchases Occurred				0	0
Share-based compensation expense | ¥				¥ 36,786		¥ 33,100
Number of unvested restricted shares transferred at par value						3,535,833	3,535,833
Share based compensation expense | ¥						¥ 6,654
Share Option [Member]
Share based compensation expense and capitalized, amount | ¥				¥ 42,154		¥ 25,369		¥ 3,130
No repurchases Occurred				0	0	0		0
Number of option in grants				0	0
Unrecognized Compensation cost | ¥				¥ 362,867
Weighted average period				2 years 8 months 12 days	2 years 8 months 12 days
key management grantee exercise multiple				2.8	2.8
Non-key management grantee exercise multiple				2.2	2.2
Share Option [Member] | 2018 Plan [Member]
Types of Award | Awards								3
Maximum shares available for issuance								62,504,000
Number of Additional shares reserved								321,655,746
Increase in maximum shares available for issuance								384,159,746
Number of option in grants				82,665,350	82,665,350	83,521,862
Weighted Average exercise price of grants | (per share)				¥ 0.51	$ 0.08	¥ 0.31	$ 0.04
Total grant date fair value of options vested | ¥				¥ 75,347		¥ 24,045
Share Option [Member] | 2018 Plan [Member] | Maximum [Member]
Vesting period of Restricted shares held				4 years	4 years
Share Option [Member] | 2018 Plan [Member] | Minimum [Member]
Vesting period of Restricted shares held				1 year	1 year
Share Option [Member] | 2021 Plan [Member]
Common Stock, Shares, Issued				80,508,501
Percentage of total number of shares issued and outstanding				2.00%	2.00%
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense | ¥				¥ 16,403		¥ 60,623
Selected Management [Member] | Restricted Stock [Member]
Grant of shares replacing the option plan		102,762,450
Share Price | $ / shares										$ 0.003
Selected Management [Member] | Share Option [Member]
Share based compensation expense and capitalized, amount | ¥		¥ 26,330
Selected Management [Member] | Restricted Stock Units (RSUs) [Member]
Share based compensation expense and capitalized, amount | ¥		¥ 5,702